Real Estate Inventories and Capitalized Interest (Tables)	3 Months Ended
Mar. 31, 2017
Real Estate [Abstract]
Summary of real estate inventories
Real estate inventories are summarized as follows:

	March 31,	December 31,
	2017	2016
	(Dollars in thousands)
Deposits and pre-acquisition costs	$42,492	$38,723
Land held and land under development	87,078	98,596
Homes completed or under construction	150,141	93,628
Model homes	42,283	55,981
	$321,994	$286,928
Real estate inventories are summarized as follows:

	December 31,
	2016	2015
	(Dollars in thousands)
Deposits and pre-acquisition costs	$38,723	$17,133
Land held and land under development	98,596	57,659
Homes completed or under construction	93,628	100,523
Model homes	55,981	25,321
	$286,928	$200,636

Schedule of inventory impairments
The following table summarizes inventory impairments recorded during the years ended December 31, 2016, 2015 and 2014:

	Year Ended December 31,
	2016	2015	2014
	(Dollars in Thousands)
Inventory impairments:
Home sales	$2,350	$—	$—
Land sales	1,150	—	—
Total inventory impairments	$3,500	$—	$—

Remaining carrying value of inventory impaired at year end	$30,225	$—	$—
Number of projects impaired during the year	3	—	—
Total number of projects subject to periodic impairment review during the year (1)	27	18	14

(1)
Represents the peak number of real estate projects that we had during each respective year. The number of projects outstanding at the end of each year may be less than the number of projects listed herein.

Summary of interest incurred, capitalized, and expensed
For the three months ended March 31, 2017 and 2016 interest incurred, capitalized and expensed was as follows:

	Three Months Ended March 31,
	2017	2016
	(Dollars in thousands)
Interest incurred	$2,036	$1,281
Interest capitalized to inventory	(1,872)	(1,281)
Interest capitalized to investments in unconsolidated joint ventures	(164)	—
Interest expensed	$—	$—

Capitalized interest in beginning inventory	$6,342	$4,190
Interest capitalized as a cost of inventory	1,872	1,281
Previously capitalized interest included in cost of sales	(1,551)	(648)
Capitalized interest in ending inventory	6,663	4,823

Capitalized interest in beginning investment in unconsolidated joint ventures	—	—
Interest capitalized to investments in unconsolidated joint ventures	164	—
Previously capitalized interest included in equity in net income (loss) of unconsolidated joint ventures	—	—
Capitalized interest in ending investments in unconsolidated joint ventures	164	—
Total capitalized interest in ending inventory and investments in unconsolidated joint ventures	$6,827	$4,823

Capitalized interest as a percentage of inventory	2.1%	1.5%
Interest included in cost of sales as a percentage of home sales revenue	2.2%	1.5%

Capitalized interest as a percentage of investments in and advances to unconsolidated joint ventures	0.3%	—%

For the years ended December 31, 2016, 2015 and 2014 interest incurred, capitalized and expensed was as follows:

	Year Ended December 31,
	2016	2015	2014
	(Dollars in thousands)
Interest incurred	$7,484	$4,722	$1,857
Interest capitalized	(7,484)	(4,722)	(1,857)
Interest expensed	$—	$—	$—

Capitalized interest in beginning inventory	$4,190	$2,328	$1,003
Interest capitalized as a cost of inventory	7,484	4,722	1,857
Contribution to unconsolidated joint ventures	(1)	(264)	—
Previously capitalized interest included in cost of sales	(5,331)	(2,511)	(532)
Interest previously capitalized as a cost of inventory, included in other expense	—	(85)	—
Capitalized interest in ending inventory	$6,342	$4,190	$2,328

Capitalized interest as a percentage of inventory	2.2%	2.1%	1.5%
Interest included in cost of sales as a percentage of home sales revenue	1.0%	0.9%	0.9%